Derivative Financial Instruments - Notional and Fair Values (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	$ 1,225.2	$ 2,601.9	$ 2,904.0
Derivatives, Liability Fair Value	4,062.9	5,685.4	5,891.1
Interest rate caps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	6,500.0	4,500.0	8,800.0
Interest rate caps | Derivatives | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	66.0	17.7	40.0
Derivatives, Liability Fair Value	$ 8.6	$ 0.6	$ 3.5